Long-Term Debt, net - Annual loan principal payments (Details) - First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.) [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Loan balance	$ 52,620	$ 44,375
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	6,258	6,500
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	6,258	6,500
Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	21,604	6,500
Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Loan balance	$ 18,500	$ 24,875